Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Taxes [Line Items]
Change in valuation allowance	$ 1,458,025	$ 413,104
Federal Loss Carryforwards [Member]
Income Taxes [Line Items]
Operating loss carryforwards	18,271,321
State Loss Carryforwards [Member]
Income Taxes [Line Items]
Operating loss carryforwards	$ 5,254,691